Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued Operations
7. DISCONTINUED OPERATIONS
In May 2010, Ku6 disposed Beijing Huayi Brothers Music Co., Ltd. including its wholly owned subsidiary of Beijing Huayi Brothers Music Broker Co., Ltd. (collectively referred to as “Huayi Music”) to Huayi Brothers Media Corporation. (“Huayi Media”) for an aggregate consideration of RMB34,450,000. The corresponding disposal gain of Huayi Music recognized in 2010 was RMB30,604,371. According to ASC 205, the effect of discontinued operations has been accounted for retroactively in the consolidated statement of operations for the periods presented herein since Ku6 was acquired by the Company in 2009 and five months ended May 31, 2010.
A summary of the major financial information for the discontinued operations of Huayi Music as of May 31, 2010 and for the four months ended December 31, 2009 since K6 Media was acquired by the Company in 2009 and five months ended May 31, 2010 is set out below:

May 31, 2010
RMB
Current assets:
Cash	4,574,427
Accounts receivable, net of allowance	6,106,914
Prepaid expenses and other current assets	3,885,419

14,566,760

Non-current assets:
Property and equipment, net	445,147
Intangible assets	1,210,275
Goodwill	686,261
Other non-current assets	223,746

2,565,429

Current liabilities:
Accounts payable	5,009,771
Accrued expenses and other current liabilities	7,304,172

12,313,943

Non-current liabilities:
Non-current deferred tax liabilities	302,567

Non-controlling interests:	1,431,981

	2009	2010
	RMB	RMB

Total net revenues	5,420,884	15,780,640
Cost of revenues	(4,564,396)	(10,733,940)

Gross profit	856,488	5,046,700
Operating expenses	(5,860,196)	(5,140,981)

Loss from operations	(5,003,708)	(94,281)
Interest and other income	12,540	39,201

Loss before income tax	(4,991,168)	(55,080)
Income tax benefit	22,779	8,130

Net loss	(4,968,389)	(46,950)
Less: Net loss attributable to the non-controlling interests	2,432,847	11,055

Net loss from discontinued operations, net of tax	(2,535,542)	(35,895)
Gain from disposal of Huayi Music	—	30,604,371

Total (loss) income from discontinued operations	(2,535,542)	30,568,476